Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	May. 31, 2015	Aug. 31, 2014
Long-Term Debt [Abstract]
Summary of Long-Term Debt
May 31,
2015
Capital leases	$28
Less current portion	(28)
Long term debt (capital leases)	$-

	As of August 31,
	2014	2013
Capital Leases	$88	236
Less current portion	(70)	(154)
	$18	$82

Schedule of Aggregated Maturities of Debt
2015	$70
2016	18
$88